Stockholders’ Equity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 29, 2022	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)			500,000,000	500,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary share issued (in Shares)			14,006,250	14,006,250
Ordinary share outstanding (in Shares)		10,125,000	14,006,250	14,006,250
Ordinary shares (in Shares)		27,175,000
Initial public offering (in Shares)	3,881,250
Gross proceeds	$ 15,525,000
Net proceeds	12,409,022
Ordinary shares value	388		$ 1,401	$ 1,401
Additional paid-in capital	$ 12,408,634
Paid dividends
Statutory income			1,497,771	1,496,314
Non-controlling interests			$ 130,220	$ 289,000
Over-Allotment Option [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)	$ 4
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001
Ordinary share issued (in Shares)	506,250	37,300,000
Initial public offering (in Shares)				3,881,250
Common Stock [Member] | IPO [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share issued (in Shares)	506,250
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
After tax net income			10.00%
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
After tax net income			50.00%
Share Surrender [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share outstanding (in Shares)			10,125,000
Share Surrender [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share issued (in Shares)			37,300,000
Mr. Tao Ling [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Wholly owned percentage			28.90%
Mr. Xiaohong Yin [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Wholly owned percentage			6.90%
Jiangsu Austin [Member]
Stockholders’ Equity (Details) [Line Items]
Paid dividends				$ 96,276
Non-Controlling Equity Holders [Member]
Stockholders’ Equity (Details) [Line Items]
Paid dividends				$ 88,870